Income tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax related to items recognized in OCI during the year
(Loss) gain on derivate financial instruments	$ (124)	$ 118	$ 362
Benefit from remeasurement of employee benefits	382	39	32
Benefit deferred income tax recognized in OCI	$ 258	$ 157	$ 394